Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2024
Concentrations, Risks and Uncertainties [Abstract]
Schedule of Concentration on Customers’ Sales

The concentration on customers’ sales is as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	Amount	%	Amount	%	Amount	%
Customer A - related party	$52,943	4.22%	$126,856	14.37%	$53,304	100.00%
Customer B - third party	373,715	29.81%	61,154	6.93%	-	-%

The concentration on suppliers ‘purchases is as follows:

	For the year ended		For the year ended		For the year ended
	December 31, 2024		December 31, 2023		December 31, 2022
	Amount %		Amount %		Amount %
Supplier A	$347,004	100.00%	$116,146	100.00%	$13,746	100.00%